Financial Risk Management - Loans and Advances Neither Past Due nor Impaired (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	57,830,627	68,020,094
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,961,620	9,578,147
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	145,957	174,021
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	947,765	1,151,989
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,424,054	5,365,225
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,288,767	5,721,005
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,777,862	2,844,546
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	9,017,664	10,101,846
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,255,228	4,885,247
Gross carrying amount [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,000,286	1,216,211
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	14,629	2,706,641
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,363,489	19,096,755
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,633,306	5,178,461
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	28,029,300	28,170,632
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	372,008	299,746
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,496,646	4,588,001
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	21,023,885	21,041,905
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	357,660	404,658
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,779,101	1,836,322
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	84,856,335	94,825,134
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	57,068,183	66,936,623
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,884,841	9,449,708
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	139,571	171,762
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	934,293	1,123,339
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,403,110	5,331,731
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,187,769	5,591,270
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,774,699	2,840,297
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	8,975,608	9,953,278
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,183,080	4,770,735
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,000,286	1,216,211
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	14,629	2,698,052
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,975,508	18,657,173
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,594,789	5,133,067
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	27,788,152	27,888,511
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	371,987	299,721
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,481,170	4,581,061
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	20,825,346	20,806,537
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	357,660	392,496
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,751,989	1,808,696
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	38,031,429	37,596,895
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	20,230,927	19,477,854
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,275,861	5,220,451
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	81,900	111,241
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	319,394	271,321
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,069,995	3,000,896
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,333,434	2,182,359
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,801,410	1,897,381
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,696,289	5,188,687
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,599,011	1,552,427
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	53,633	53,091
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	17,800,502	18,119,041
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	191,678	220,796
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,381,927	2,586,295
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	14,009,273	14,068,055
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	23,290	24,592
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,194,334	1,219,303
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	17,020,993	18,157,294
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	14,013,272	14,925,104
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,190,117	2,294,471
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	42,892	45,573
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	468,222	479,408
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,066,246	1,805,631
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,399,747	2,483,635
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	349,934	346,939
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,082,764	3,028,913
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,355,545	2,350,110
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	234	146
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,057,571	2,090,278
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,007,721	3,232,190
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	81,448	72,198
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	338,659	431,372
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,425,819	2,546,812
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	161,795	181,808
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,841,059	3,544,530
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,841,059	3,544,530
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	13,973	500
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	86,932	129,708
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,785	3,243
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	13,696	35,078
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	37,693	34,826
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,000,286	1,042,346
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,685,694	2,298,829
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	25,877,492	33,565,932
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	19,198,974	27,500,420
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,196,566	1,528,465
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	207	5,955
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	119,439	323,281
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	133,132	317,943
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	297,583	733,264
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	618,935	575,688
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	95,634	1,496,839
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	94,218	690,201
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances		157,144
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	14,629	2,610,519
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,900,425	18,470,768
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	728,206	590,353
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,678,518	6,065,512
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	97,890	6,516
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,752,693	1,538,913
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,114,066	3,778,524
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	330,406	355,141
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	383,463	386,418
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	917,644	1,239,670
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	685,255	922,441
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	199,616	371,365
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	599	7,905
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	26,779	33,050
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	46,657	58,684
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	155,584	155,778
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,630	1,344
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	87,218	99,237
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	96,498	97,651
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,669	3,012
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	69,005	94,415
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	232,389	317,229
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	30
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	222,395	306,315
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	9,964	10,914
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	167,718	720,813
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	98,696	566,274
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	22,681	34,956
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances		588
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	459	16,279
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	148	18,869
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,421	36,234
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5	15,702
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7	104,524
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	115	45,520
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances		16,721
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances		87,533
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	73,180	183,247
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	680	6,101
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	69,022	154,539
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	941	211
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,891	24,481
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	53,793	106,831
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,964	12,763
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 2,433	¥ 10,253